Inventories (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 192,352	$ 171,373
Work in process	86,629	83,258
Finished goods	646,659	627,338
Health care supplies	127,715	154,840
Inventories	$ 1,053,355	$ 1,036,809